SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	11 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) Segment $ / shares shares	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Number of operating segments | Segment		1
Fair value adjustment of warrants		$ (58,180)
Cash received upon issuance of preferred stock		$ 2,000,000
Free standing purchase options | shares		14,000,000
Embedded options shares | shares		30,000,000
Share price | $ / shares	$ 10.00	$ 10.00
Fair value	$ 0	$ 0
Cash equivalents	$ 0	$ 0	$ 0
Leases initial term	12 months	12 months
Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Cash received upon issuance of preferred stock		$ 2,000,000
Fair Value, Inputs, Level 3 [Member]
Property, Plant and Equipment [Line Items]
Fair value adjustment of warrants		375,000
Warrant [Member]
Property, Plant and Equipment [Line Items]
Fair value adjustment of warrants		$ 58,180
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Property, Plant and Equipment [Line Items]
Fair value adjustment of warrants	$ (58,180)
Minimum [Member] | Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Range in years		6 months
Maximum [Member] | Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Range in years		10 years
Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Volatility	80	80
Measurement Input, Price Volatility [Member] | Minimum [Member] | Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Stock, measurement input	75	75
Measurement Input, Price Volatility [Member] | Maximum [Member] | Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Stock, measurement input	85	85
Measurement Input, Discount Rate [Member]
Property, Plant and Equipment [Line Items]
Discount rate	4.3	4.3
Measurement Input, Discount Rate [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Volatility	35	35
Measurement Input, Discount Rate [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Volatility	36	36
Probability of Future Liquidity [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Volatility	85	85
Probability of Future Liquidity [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Volatility	95	95
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Stock, measurement input	4.3	4.3
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Stock, measurement input	5.3	5.3
Measurement Input, Option Volatility [Member]
Property, Plant and Equipment [Line Items]
Discount rate	78.3	78.3